Property, plant and equipment	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

7.	Property, plant and equipment:

	Furniture and equipment	Vehicle	IPP facilities	BESS projects	Total
Cost:
Balance, June 30, 2025	$7	$36	$38,269	-	$38,312
Reclassification from construction in progress	-	-	9,614	13,815	23,429
Adjustment - Capital expenditure refunds	-	-	(246)	-	(246)
Foreign currency impact	-	-	276	-	276
Balance, June 30, 2026	$7	$36	$47,913	13,815	$61,771

Accumulated depreciation:
Balance, June 30, 2025 ((Restated – note 2(e)(i))	$7	$10	$9,017	-	$9,034
Depreciation	-	4	2,882	128	3,014
Impairment (note 25)	-	-	247	804	1,051
Balance,June 30, 2026	$7	$14	$12,146	932	$13,099
Net Book Value, June 30, 2026	$-	$22	$35,767	12,883	$48,672

	Computer equipment	Furniture and equipment	Vehicle	IPP facilities	Total
Cost:
Balance, June 30, 2024	$19	$57	$36	$3,578	$3,690
Additions from acquisition (note 19)	-	-	-	34,772	34,772
Dispositions	(19)	(50)	-	(79)	(148)
Foreign currency impact	-	-	-	(2)	(2)
Balance, June 30, 2025	$-	$7	$36	$38,269	38,312

Accumulated depreciation:
Balance, June 30, 2024	$16	$45	$4	$170	$235
Dispositions	(16)	(39)	-	-	(55)
Depreciation	-	1	6	2,781	2,788
Impairment (note 25)	-	-	-	837	837
Reallocation of impairment loss (note 2(e)(i))	-	-	-	5,229	5,229
Foreign currency impact	-	-	-	-	-
Balance, June 30, 2025 (Restated – note 2(e)(i))	$-	$7	$10	9,017	9,034
Net Book Value - June 30, 2025 (Restated – note 2(e)(i))	$-	$-	$26	$29,252	$29,278

In July 2025, the Geddes project achieved Permission to Operate (“PTO”). Accordingly, construction in progress costs of $9,614 associated with the facility were transferred from construction in progress to property, plant and equipment as the asset became available for its intended use.

In April 2026, one of the BESS projects achieved PTO. Accordingly, construction in progress costs of $13,815 associated with the project were transferred from construction in progress to property, plant and equipment as the asset became available for its intended use.

For the years ended June 30, 2026, 2025 and 2024, depreciation expense of $3,010, $2,781 and $170, respectively, was recorded in cost of goods sold. The 2026 amount relates to IPP facilities and BESS projects; the 2025 and 2024 amounts relate to IPP facilities. The remaining depreciation expense of $4, $7 and $8, respectively, was recorded in operating expenses.